Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000001297 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Growth Investor Fund (Class A) —including sales charge
Account Value	$ 16,141	$ 16,141	$ 16,141	$ 14,721	$ 12,981	$ 15,985	$ 14,077	$ 12,583	$ 10,435	$ 11,375	$ 9,826	$ 9,008	$ 9,450
Average Annual Return, Percent	3.57%	3.92%	4.90%
C000001297 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Growth Investor Fund (Class A) —excluding sales charge
Average Annual Return, Percent	9.63%	5.10%	5.50%
C000001299 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Growth Investor Fund (Class C) —including sales charge
Account Value	$ 16,071	$ 16,071	$ 16,071	14,660	12,927	16,042	14,242	12,820	10,715	11,768	10,238	9,460	10,000
Average Annual Return, Percent	7.81%	4.32%	4.86%
C000001299 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Growth Investor Fund (Class C) —excluding sales charge
Average Annual Return, Percent	8.81%	4.32%	4.86%
C000001300 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Growth Investor Fund (Class R)
Account Value	$ 16,657	$ 16,657	$ 16,657	15,236	13,456	16,621	14,678	13,148	10,933	11,947	10,350	9,511	10,000
Average Annual Return, Percent	9.32%	4.84%	5.23%
C000081509 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Growth Investor Fund (Class S)
Account Value	$ 17,261	$ 17,261	$ 17,261	15,724	13,853	17,035	14,993	13,389	11,090	12,077	10,420	9,549	10,000
Average Annual Return, Percent	9.78%	5.21%	5.61%
C000071350 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Growth Investor Fund (Class Y)
Account Value	$ 17,503	$ 17,503	$ 17,503	15,938	14,009	17,208	15,119	13,480	11,153	12,134	10,453	9,557	10,000
Average Annual Return, Percent	9.81%	5.36%	5.76%
C000023020 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Growth Investor Fund (Class R5)
Account Value	$ 17,637	$ 17,637	$ 17,637	16,053	14,105	17,321	15,216	13,553	11,203	12,180	10,477	9,572	10,000
Average Annual Return, Percent	9.87%	5.41%	5.84%
C000188958 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Growth Investor Fund (Class R6)
Account Value	$ 17,537	$ 17,537	$ 17,537	15,941	13,997	17,189	15,084	13,436	11,106	12,066	10,398	9,532	10,000
Average Annual Return, Percent	10.02%	5.47%	5.78%
C000001314 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Income Advantage International Fund (Class A) —including sales charge
Account Value	$ 12,767	$ 12,767	$ 12,767	11,955	10,567	12,031	10,476	11,054	9,420	10,520	9,081	8,787	9,450
Average Annual Return, Percent	0.94%	1.76%	2.47%
C000001314 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Income Advantage International Fund (Class A) —excluding sales charge
Average Annual Return, Percent	6.80%	2.93%	3.06%
C000001316 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Income Advantage International Fund (Class C) —including sales charge
Account Value	$ 12,721	$ 12,721	$ 12,721	11,918	10,535	12,070	10,601	11,256	9,670	10,883	9,463	9,226	10,000
Average Annual Return, Percent	5.01%	2.18%	2.44%
C000001316 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Income Advantage International Fund (Class C) —excluding sales charge
Average Annual Return, Percent	6.00%	2.18%	2.44%
C000029641 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Income Advantage International Fund (Class R)
Account Value	$ 13,179	$ 13,179	$ 13,179	12,370	10,971	12,507	10,919	11,552	9,870	11,049	9,555	9,276	10,000
Average Annual Return, Percent	6.54%	2.67%	2.80%
C000071353 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Income Advantage International Fund (Class Y)
Account Value	$ 13,862	$ 13,862	$ 13,862	12,946	11,416	12,958	11,258	11,846	10,073	11,217	9,653	9,325	10,000
Average Annual Return, Percent	7.08%	3.19%	3.32%
C000023023 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Income Advantage International Fund (Class R5)
Account Value	$ 13,980	$ 13,980	$ 13,980	13,054	11,515	13,066	11,347	11,920	10,121	11,251	9,677	9,334	10,000
Average Annual Return, Percent	7.09%	3.24%	3.41%
C000188959 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Income Advantage International Fund (Class R6)
Account Value	$ 13,846	$ 13,846	$ 13,846	12,938	11,412	12,952	11,247	11,824	10,040	11,159	9,609	9,298	10,000
Average Annual Return, Percent	7.00%	3.21%	3.31%
C000001325 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Small Cap Growth Fund (Class A) —including sales charge
Account Value	$ 20,719	$ 20,719	$ 20,719	17,831	15,827	24,575	22,897	14,584	11,735	12,897	10,325	9,276	9,450
Average Annual Return, Percent	9.80%	6.07%	7.56%
C000001325 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Small Cap Growth Fund (Class A) —excluding sales charge
Average Annual Return, Percent	16.19%	7.27%	8.17%
C000001327 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Small Cap Growth Fund (Class C) —including sales charge
Account Value	$ 20,658	$ 20,658	$ 20,658	17,763	15,767	24,675	23,159	14,859	12,049	13,347	10,764	9,743	10,000
Average Annual Return, Percent	14.37%	6.51%	7.53%
C000001327 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Small Cap Growth Fund (Class C) —excluding sales charge
Average Annual Return, Percent	15.37%	6.51%	7.53%
C000001328 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Small Cap Growth Fund (Class R)
Account Value	$ 21,376	$ 21,376	$ 21,376	18,446	16,406	25,553	23,866	15,241	12,294	13,545	10,871	9,792	10,000
Average Annual Return, Percent	15.88%	7.00%	7.89%
C000071356 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Small Cap Growth Fund (Class Y)
Account Value	$ 22,473	$ 22,473	$ 22,473	19,293	17,084	26,463	24,591	15,626	12,541	13,751	10,979	9,841	10,000
Average Annual Return, Percent	16.49%	7.54%	8.43%
C000023026 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Small Cap Growth Fund (Investor Class)
Account Value	$ 22,004	$ 22,004	$ 22,004	18,929	16,788	26,062	24,260	15,441	12,418	13,651	10,926	9,818	10,000
Average Annual Return, Percent	16.24%	7.34%	8.21%
C000023027 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Small Cap Growth Fund (Class R5)
Account Value	$ 22,741	$ 22,741	$ 22,741	19,501	17,245	26,690	24,780	15,728	12,607	13,807	11,010	9,857	10,000
Average Annual Return, Percent	16.61%	7.65%	8.56%
C000120732 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Small Cap Growth Fund (Class R6)
Account Value	$ 22,928	$ 22,928	$ 22,928	19,654	17,367	26,861	24,918	15,801	12,655	13,843	11,031	9,862	10,000
Average Annual Return, Percent	16.66%	7.73%	8.65%
C000029631 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Income Allocation Fund (Class A) —including sales charge
Account Value	$ 13,344	$ 13,344	$ 13,344	12,606	11,766	13,337	12,400	12,118	10,529	11,019	10,203	9,348	9,450
Average Annual Return, Percent	0.06%	0.79%	2.93%
C000029631 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Income Allocation Fund (Class A) —excluding sales charge
Average Annual Return, Percent	5.84%	1.94%	3.51%
C000029633 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Income Allocation Fund (Class C) —including sales charge
Account Value	$ 13,296	$ 13,296	$ 13,296	12,563	11,726	13,391	12,543	12,350	10,813	11,400	10,636	9,819	10,000
Average Annual Return, Percent	4.04%	1.20%	2.89%
C000029633 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Income Allocation Fund (Class C) —excluding sales charge
Average Annual Return, Percent	5.04%	1.20%	2.89%
C000029634 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Income Allocation Fund (Class R)
Account Value	$ 13,771	$ 13,771	$ 13,771	13,044	12,206	13,857	12,927	12,664	11,022	11,563	10,743	9,868	10,000
Average Annual Return, Percent	5.57%	1.69%	3.25%
C000071357 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Income Allocation Fund (Class Y)
Account Value	$ 14,478	$ 14,478	$ 14,478	13,645	12,704	14,353	13,322	12,985	11,255	11,748	10,851	9,917	10,000
Average Annual Return, Percent	6.11%	2.20%	3.77%
C000029635 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Income Allocation Fund (Class R5)
Account Value	$ 14,488	$ 14,488	$ 14,488	13,649	12,694	14,351	13,321	12,984	11,254	11,748	10,851	9,917	10,000
Average Annual Return, Percent	6.14%	2.22%	3.78%
C000188961 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Income Allocation Fund (Class R6)
Account Value	$ 14,411	$ 14,411	$ 14,411	13,576	12,617	14,258	13,223	12,900	11,181	11,672	10,797	9,892	10,000
Average Annual Return, Percent	6.14%	2.24%	3.72%
C000031004 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Moderately Conservative Investor Fund (Class A) —including sales charge
Account Value	$ 13,220	$ 13,220	$ 13,220	12,452	11,337	13,608	12,687	11,509	10,061	10,535	9,767	9,160	9,450
Average Annual Return, Percent	0.30%	1.65%	2.83%
C000031004 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Moderately Conservative Investor Fund (Class A) —excluding sales charge
Average Annual Return, Percent	6.17%	2.81%	3.41%
C000031006 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Moderately Conservative Investor Fund (Class C) —including sales charge
Account Value	$ 13,168	$ 13,168	$ 13,168	12,403	11,292	13,653	12,817	11,715	10,326	10,893	10,179	9,614	10,000
Average Annual Return, Percent	4.42%	2.04%	2.79%
C000031006 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Moderately Conservative Investor Fund (Class C) —excluding sales charge
Average Annual Return, Percent	5.42%	2.04%	2.79%
C000031007 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Moderately Conservative Investor Fund (Class R)
Account Value	$ 13,635	$ 13,635	$ 13,635	12,873	11,758	14,149	13,221	12,020	10,539	11,057	10,283	9,666	10,000
Average Annual Return, Percent	5.92%	2.56%	3.15%
C000096003 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Moderately Conservative Investor Fund (Class S)
Account Value	$ 14,115	$ 14,115	$ 14,115	13,283	12,082	14,497	13,492	12,228	10,690	11,172	10,347	9,695	10,000
Average Annual Return, Percent	6.27%	2.91%	3.51%
C000071360 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Moderately Conservative Investor Fund (Class Y)
Account Value	$ 14,334	$ 14,334	$ 14,334	13,467	12,242	14,659	13,620	12,323	10,754	11,233	10,387	9,717	10,000
Average Annual Return, Percent	6.44%	3.07%	3.67%
C000031003 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Moderately Conservative Investor Fund (Class R5)
Account Value	$ 14,388	$ 14,388	$ 14,388	13,529	12,281	14,690	13,646	12,349	10,768	11,238	10,390	9,708	10,000
Average Annual Return, Percent	6.35%	3.10%	3.70%
C000188963 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Moderately Conservative Investor Fund (Class R6)
Account Value	$ 14,311	$ 14,311	$ 14,311	13,450	12,210	14,593	13,567	12,267	10,705	11,162	10,336	9,693	10,000
Average Annual Return, Percent	6.42%	3.14%	3.65%
C000084572 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Convertible Securities Fund (Class A) —including sales charge
Account Value	$ 19,262	$ 19,262	$ 19,262	17,554	16,273	19,309	18,446	12,778	10,524	10,708	9,697	9,164	9,450
Average Annual Return, Percent	3.69%	7.34%	6.77%
C000084572 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Convertible Securities Fund (Class A) —excluding sales charge
Average Annual Return, Percent	9.74%	8.55%	7.38%
C000084574 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Convertible Securities Fund (Class C) —including sales charge
Account Value	$ 19,228	$ 19,228	$ 19,228	17,514	16,237	19,411	18,676	13,037	10,815	11,090	10,122	9,633	10,000
Average Annual Return, Percent	7.86%	7.75%	6.76%
C000084574 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Convertible Securities Fund (Class C) —excluding sales charge
Average Annual Return, Percent	8.86%	7.75%	6.76%
C000084575 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Convertible Securities Fund (Class Y)
Account Value	$ 20,876	$ 20,876	$ 20,876	18,988	17,553	20,777	19,801	13,685	11,241	11,414	10,312	9,722	10,000
Average Annual Return, Percent	9.95%	8.82%	7.64%
C000096004 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Convertible Securities Fund (Class R5)
Account Value	$ 20,940	$ 20,940	$ 20,940	19,034	17,589	20,818	19,834	13,707	11,259	11,425	10,318	9,725	10,000
Average Annual Return, Percent	10.01%	8.84%	7.67%
C000120738 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Convertible Securities Fund (Class R6)
Account Value	$ 21,105	$ 21,105	$ 21,105	19,174	17,706	20,941	19,933	13,760	11,295	11,457	10,338	9,734	10,000
Average Annual Return, Percent	10.08%	8.93%	7.76%
C000084602 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Quality Income Fund (Class A) —including sales charge
Account Value	$ 10,351	$ 10,351	$ 10,351	10,253	9,742	11,136	11,331	10,740	10,135	10,150	9,953	9,710	9,575
Average Annual Return, Percent	(3.36%)	(1.59%)	0.35%
C000084602 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Quality Income Fund (Class A) —excluding sales charge
Average Annual Return, Percent	0.98%	(0.73%)	0.78%
C000084604 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Quality Income Fund (Class C) —including sales charge
Account Value	$ 10,184	$ 10,184	$ 10,184	10,086	9,583	11,031	11,316	10,803	10,270	10,367	10,236	10,071	10,000
Average Annual Return, Percent	(0.77%)	(1.47%)	0.18%
C000084604 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Quality Income Fund (Class C) —excluding sales charge
Average Annual Return, Percent	0.20%	(1.47%)	0.18%
C000217950 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Quality Income Fund (Class R)
Account Value	$ 10,519	$ 10,519	$ 10,519	10,445	9,950	11,406	11,639	11,072	10,476	10,519	10,341	10,115	10,000
Average Annual Return, Percent	0.72%	(1.02%)	0.51%
C000084605 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Quality Income Fund (Class Y)
Account Value	$ 11,081	$ 11,081	$ 11,081	10,945	10,386	11,837	12,009	11,365	10,700	10,688	10,446	10,175	10,000
Average Annual Return, Percent	1.23%	(0.51%)	1.03%
C000084606 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Quality Income Fund (Class R5)
Account Value	$ 11,157	$ 11,157	$ 11,157	11,005	10,427	11,883	12,058	11,420	10,737	10,720	10,463	10,171	10,000
Average Annual Return, Percent	1.38%	(0.47%)	1.10%
C000188964 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Quality Income Fund (Class R6)
Account Value	$ 11,118	$ 11,118	$ 11,118	10,968	10,396	11,835	12,002	11,346	10,669	10,643	10,395	10,141	10,000
Average Annual Return, Percent	1.35%	(0.41%)	1.07%
C000209304 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Active Allocation Fund (Class A) —including sales charge
Account Value	$ 16,788	$ 16,788	$ 16,788	15,288	13,468	16,692	14,653	12,962	10,515	11,639	9,750	9,344	9,450
Average Annual Return, Percent	3.75%	4.12%	5.32%
C000209304 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Active Allocation Fund (Class A) —excluding sales charge
Average Annual Return, Percent	9.77%	5.30%	5.91%
C000209302 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Active Allocation Fund (Class C) —including sales charge
Account Value	$ 16,716	$ 16,716	$ 16,716	15,229	13,415	16,755	14,826	13,217	10,801	12,041	10,162	9,820	10,000
Average Annual Return, Percent	8.00%	4.51%	5.27%
C000209302 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Active Allocation Fund (Class C) —excluding sales charge
Average Annual Return, Percent	9.00%	4.51%	5.27%
C000209300 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Active Allocation Fund (Class R)
Account Value	$ 17,313	$ 17,313	$ 17,313	15,814	13,954	17,346	15,264	13,544	11,011	12,218	10,266	9,861	10,000
Average Annual Return, Percent	9.48%	5.03%	5.64%
C000209298 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Active Allocation Fund (Class Y)
Account Value	$ 18,199	$ 18,199	$ 18,199	16,545	14,530	17,973	15,732	13,896	11,240	12,407	10,375	9,919	10,000
Average Annual Return, Percent	10.00%	5.55%	6.17%
C000209296 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Active Allocation Fund (Class R5)
Account Value	$ 18,035	$ 18,035	$ 18,035	16,387	14,389	17,782	15,572	13,746	11,127	12,316	10,318	9,888	10,000
Average Annual Return, Percent	10.05%	5.58%	6.07%
C000209309 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Active Allocation Fund (Class R6)
Account Value	$ 18,050	$ 18,050	$ 18,050	16,397	14,395	17,802	15,577	13,755	11,127	12,316	10,318	9,888	10,000
Average Annual Return, Percent	10.08%	5.59%	6.08%
C000209317 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: High Growth Investor Fund (Class A) —including sales charge
Account Value	$ 17,886	$ 17,886	$ 17,886	16,159	14,100	17,535	15,240	13,425	10,591	12,177	9,749	9,418	9,450
Average Annual Return, Percent	4.59%	4.72%	5.99%
C000209317 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: High Growth Investor Fund (Class A) —excluding sales charge
Average Annual Return, Percent	10.68%	5.91%	6.59%
C000209316 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: High Growth Investor Fund (Class C) —including sales charge
Account Value	$ 17,816	$ 17,816	$ 17,816	16,096	14,046	17,600	15,408	13,677	10,875	12,601	10,160	9,888	10,000
Average Annual Return, Percent	8.85%	5.10%	5.94%
C000209316 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: High Growth Investor Fund (Class C) —excluding sales charge
Average Annual Return, Percent	9.85%	5.10%	5.94%
C000209315 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: High Growth Investor Fund (Class R)
Account Value	$ 18,437	$ 18,437	$ 18,437	16,708	14,613	18,228	15,880	14,025	11,091	12,788	10,264	9,935	10,000
Average Annual Return, Percent	10.34%	5.62%	6.31%
C000209314 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: High Growth Investor Fund (Class Y)
Account Value	$ 19,389	$ 19,389	$ 19,389	17,480	15,212	18,877	16,363	14,377	11,316	12,979	10,365	9,984	10,000
Average Annual Return, Percent	10.92%	6.17%	6.85%
C000209313 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: High Growth Investor Fund (Class R5)
Account Value	$ 19,274	$ 19,274	$ 19,274	17,357	15,084	18,709	16,201	14,233	11,207	12,885	10,316	9,966	10,000
Average Annual Return, Percent	11.03%	6.25%	6.78%
C000209311 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: High Growth Investor Fund (Class R6)
Account Value	$ 19,282	$ 19,282	$ 19,282	17,362	15,099	18,727	16,216	14,241	11,207	12,885	10,316	9,966	10,000
Average Annual Return, Percent	11.05%	6.25%	6.79%
C000209323 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Conservative Investor Fund (Class A) —including sales charge
Account Value	$ 12,220	$ 12,220	$ 12,220	11,710	10,858	12,868	12,480	11,525	10,257	10,629	9,736	9,293	9,450
Average Annual Return, Percent	(1.29%)	0.05%	2.03%
C000209323 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Conservative Investor Fund (Class A) —excluding sales charge
Average Annual Return, Percent	4.41%	1.19%	2.61%
C000209322 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Conservative Investor Fund (Class C) —including sales charge
Account Value	$ 12,179	$ 12,179	$ 12,179	11,650	10,802	12,925	12,621	11,734	10,526	11,000	10,144	9,755	10,000
Average Annual Return, Percent	2.57%	0.44%	1.99%
C000209322 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Conservative Investor Fund (Class C) —excluding sales charge
Average Annual Return, Percent	3.57%	0.44%	1.99%
C000209321 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Conservative Investor Fund (Class R)
Account Value	$ 12,610	$ 12,610	$ 12,610	12,124	11,257	13,385	13,015	12,048	10,748	11,164	10,259	9,812	10,000
Average Annual Return, Percent	4.00%	0.92%	2.35%
C000209320 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Conservative Investor Fund (Class Y)
Account Value	$ 13,264	$ 13,264	$ 13,264	12,675	11,715	13,869	13,416	12,340	10,963	11,338	10,362	9,857	10,000
Average Annual Return, Percent	4.64%	1.45%	2.86%
C000209319 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Conservative Investor Fund (Class R5)
Account Value	$ 13,162	$ 13,162	$ 13,162	12,581	11,612	13,728	13,279	12,219	10,854	11,247	10,302	9,834	10,000
Average Annual Return, Percent	4.62%	1.50%	2.79%
C000209318 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Conservative Investor Fund (Class R6)
Account Value	$ 13,167	$ 13,167	$ 13,167	12,582	11,613	13,729	13,281	12,221	10,854	11,247	10,302	9,834	10,000
Average Annual Return, Percent	4.65%	1.50%	2.79%
C000209329 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Moderate Investor Fund (Class A) —including sales charge
Account Value	$ 15,429	$ 15,429	$ 15,429	14,252	12,698	15,435	14,017	12,552	10,470	11,243	9,776	9,336	9,450
Average Annual Return, Percent	2.25%	3.03%	4.43%
C000209329 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Moderate Investor Fund (Class A) —excluding sales charge
Average Annual Return, Percent	8.21%	4.21%	5.02%
C000209324 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Moderate Investor Fund (Class C) —including sales charge
Account Value	$ 15,364	$ 15,364	$ 15,364	14,182	12,635	15,481	14,160	12,791	10,742	11,629	10,176	9,793	10,000
Average Annual Return, Percent	6.46%	3.40%	4.39%
C000209324 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Moderate Investor Fund (Class C) —excluding sales charge
Average Annual Return, Percent	7.46%	3.40%	4.39%
C000209328 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Moderate Investor Fund (Class R)
Account Value	$ 15,906	$ 15,906	$ 15,906	14,727	13,168	16,047	14,599	13,115	10,965	11,810	10,292	9,850	10,000
Average Annual Return, Percent	8.01%	3.93%	4.75%
C000216604 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Moderate Investor Fund (Class S)
Account Value	$ 16,404	$ 16,404	$ 16,404	15,134	13,486	16,375	14,856	13,285	11,081	11,898	10,345	9,880	10,000
Average Annual Return, Percent	8.41%	4.31%	5.07%
C000209327 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Moderate Investor Fund (Class Y)
Account Value	$ 16,722	$ 16,722	$ 16,722	15,398	13,699	16,613	15,048	13,439	11,177	11,989	10,386	9,896	10,000
Average Annual Return, Percent	8.50%	4.47%	5.28%
C000209326 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Moderate Investor Fund (Class R5)
Account Value	$ 16,620	$ 16,620	$ 16,620	15,307	13,607	16,484	14,913	13,310	11,080	11,897	10,345	9,880	10,000
Average Annual Return, Percent	8.58%	4.54%	5.21%
C000209325 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Moderate Investor Fund (Class R6)
Account Value	$ 16,638	$ 16,638	$ 16,638	15,313	13,613	16,491	14,919	13,316	11,080	11,897	10,345	9,880	10,000
Average Annual Return, Percent	8.66%	4.56%	5.22%
C000209335 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco International Diversified Fund (Class A) —including sales charge
Account Value	$ 14,188	$ 14,188	$ 14,188	14,559	12,613	16,890	16,258	13,485	10,823	12,675	9,573	9,513	9,450
Average Annual Return, Percent	(7.90%)	(0.11%)	3.56%
C000209335 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco International Diversified Fund (Class A) —excluding sales charge
Average Annual Return, Percent	(2.53%)	1.02%	4.15%
C000209330 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco International Diversified Fund (Class C) —including sales charge
Account Value	$ 14,138	$ 14,138	$ 14,138	14,503	12,564	16,951	16,439	13,748	11,110	13,108	9,982	9,989	10,000
Average Annual Return, Percent	(4.20%)	0.26%	3.52%
C000209330 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco International Diversified Fund (Class C) —excluding sales charge
Average Annual Return, Percent	(3.27%)	0.26%	3.52%
C000209331 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco International Diversified Fund (Class R)
Account Value	$ 14,636	$ 14,636	$ 14,636	15,063	13,081	17,562	16,948	14,099	11,335	13,312	10,087	10,046	10,000
Average Annual Return, Percent	(2.83%)	0.75%	3.88%
C000209332 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco International Diversified Fund (Class Y)
Account Value	$ 15,398	$ 15,398	$ 15,398	15,769	13,625	18,202	17,473	14,461	11,563	13,514	10,180	10,093	10,000
Average Annual Return, Percent	(2.35%)	1.26%	4.41%
C000209333 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco International Diversified Fund (Class R5)
Account Value	$ 15,307	$ 15,307	$ 15,307	15,669	13,524	18,053	17,306	14,308	11,453	13,412	10,130	10,067	10,000
Average Annual Return, Percent	(2.31%)	1.36%	4.35%
C000209334 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco International Diversified Fund (Class R6)
Account Value	$ 15,628	$ 15,628	$ 15,628	15,981	13,793	18,395	17,635	14,575	11,646	13,585	10,216	10,112	10,000
Average Annual Return, Percent	(2.21%)	1.40%	4.57%
C000209337 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Main Street Small Cap Fund® (Class A) —including sales charge
Account Value	$ 21,520	$ 21,520	$ 21,520	19,134	16,279	19,402	15,938	13,301	10,580	11,852	10,445	8,870	9,450
Average Annual Return, Percent	6.25%	8.86%	7.97%
C000209337 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Main Street Small Cap Fund® (Class A) —excluding sales charge
Average Annual Return, Percent	12.43%	10.09%	8.57%
C000209341 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Main Street Small Cap Fund® (Class C) —including sales charge
Account Value	$ 21,427	$ 21,427	$ 21,427	19,054	16,211	19,465	16,112	13,549	10,858	12,264	10,879	9,311	10,000
Average Annual Return, Percent	10.61%	9.27%	7.92%
C000209341 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Main Street Small Cap Fund® (Class C) —excluding sales charge
Average Annual Return, Percent	11.61%	9.27%	7.92%
C000209340 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Main Street Small Cap Fund® (Class R)
Account Value	$ 22,172	$ 22,172	$ 22,172	19,766	16,863	20,138	16,595	13,890	11,078	12,441	10,989	9,361	10,000
Average Annual Return, Percent	12.18%	9.80%	8.29%
C000209339 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Main Street Small Cap Fund® (Class Y)
Account Value	$ 23,417	$ 23,417	$ 23,417	20,770	17,629	20,953	17,170	14,293	11,344	12,666	11,121	9,419	10,000
Average Annual Return, Percent	12.75%	10.38%	8.88%
C000209338 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Main Street Small Cap Fund® (Class R5)
Account Value	$ 23,207	$ 23,207	$ 23,207	20,579	17,443	20,711	16,965	14,102	11,195	12,542	11,053	9,386	10,000
Average Annual Return, Percent	12.77%	10.48%	8.78%
C000209336 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Main Street Small Cap Fund® (Class R6)
Account Value	$ 23,728	$ 23,728	$ 23,728	21,021	17,824	21,155	17,307	14,385	11,397	12,718	11,151	9,435	10,000
Average Annual Return, Percent	12.88%	10.53%	9.03%
C000209346 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Main Street Mid Cap Fund® (Class A) —including sales charge
Account Value	$ 20,380	$ 20,380	$ 20,380	17,409	15,207	17,754	14,432	13,224	10,007	11,404	9,944	8,768	9,450
Average Annual Return, Percent	10.61%	7.81%	7.38%
C000209346 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Main Street Mid Cap Fund® (Class A) —excluding sales charge
Average Annual Return, Percent	17.07%	9.04%	7.99%
C000209345 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Main Street Mid Cap Fund® (Class C) —including sales charge
Account Value	$ 20,306	$ 20,306	$ 20,306	17,355	15,159	17,823	14,600	13,482	10,276	11,796	10,364	9,207	10,000
Average Annual Return, Percent	15.21%	8.22%	7.34%
C000209345 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Main Street Mid Cap Fund® (Class C) —excluding sales charge
Average Annual Return, Percent	16.21%	8.22%	7.34%
C000209344 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Main Street Mid Cap Fund® (Class R)
Account Value	$ 21,029	$ 21,029	$ 21,029	18,013	15,780	18,461	15,042	13,816	10,478	11,973	10,465	9,251	10,000
Average Annual Return, Percent	16.74%	8.76%	7.72%
C000209343 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Main Street Mid Cap Fund® (Class Y)
Account Value	$ 22,108	$ 22,108	$ 22,108	18,842	16,423	19,119	15,505	14,167	10,694	12,156	10,573	9,301	10,000
Average Annual Return, Percent	17.32%	9.31%	8.26%
C000209347 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Main Street Mid Cap Fund® (Class R5)
Account Value	$ 21,972	$ 21,972	$ 21,972	18,720	16,299	18,966	15,368	14,024	10,589	12,068	10,523	9,278	10,000
Average Annual Return, Percent	17.37%	9.40%	8.19%
C000209342 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Main Street Mid Cap Fund® (Class R6)
Account Value	$ 22,465	$ 22,465	$ 22,465	19,123	16,641	19,351	15,669	14,296	10,770	12,223	10,612	9,315	10,000
Average Annual Return, Percent	17.48%	9.46%	8.43%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 34,254	$ 34,254	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Average Annual Return, Percent	25.02%	14.53%	13.10%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	$ 11,432	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
MSCI ACWI ex USA Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA® Index (Net)
Account Value	$ 15,985	$ 15,985	$ 15,985	15,147	13,101	15,597	14,465	13,073	10,758	12,538	9,858	9,434	10,000
Average Annual Return, Percent	5.53%	4.10%	4.80%
Custom Invesco Select Risk Growth Investor Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Invesco Select Risk: Growth Investor Index
Account Value	$ 21,414	$ 21,414	$ 21,414	18,690	15,687	18,857	16,489	14,392	11,712	12,610	10,552	9,845	10,000
Average Annual Return, Percent	14.58%	8.27%	7.91%
Custom Invesco Select Risk Moderately Conservative Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Invesco Select Risk: Moderately Conservative Index
Account Value	$ 16,411	$ 16,411	$ 16,411	15,071	13,325	15,475	14,559	13,175	11,407	11,714	10,553	9,987	10,000
Average Annual Return, Percent	8.89%	4.49%	5.08%
Bloomberg Global Aggregate USD Hedged Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate USD Hedged Index
Account Value	$ 12,201	$ 12,201	$ 12,201	11,800	11,013	12,405	12,580	11,915	11,010	10,819	10,501	10,102	10,000
Average Annual Return, Percent	3.40%	0.48%	2.01%
MSCI ACWI Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (Net)
Account Value	$ 24,183	$ 24,183	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
Average Annual Return, Percent	17.49%	10.06%	9.23%
Custom Invesco Select Risk High Growth Investor Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Invesco Select Risk: High Growth Investor Index
Account Value	$ 22,778	$ 22,778	$ 22,778	19,632	16,269	19,740	16,953	14,685	11,773	12,834	10,543	9,805	10,000
Average Annual Return, Percent	16.03%	9.18%	8.58%
ICE BofA US Convertible Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US Convertible Index
Account Value	$ 23,821	$ 23,821	$ 23,821	21,434	18,990	23,361	21,967	15,023	12,199	12,181	10,713	9,701	10,000
Average Annual Return, Percent	11.14%	9.66%	9.07%
Custom Invesco Select Risk Conservative Investor Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Invesco Select Risk: Conservative Investor Index
Account Value	$ 14,242	$ 14,242	$ 14,242	13,415	12,183	13,915	13,587	12,543	11,222	11,272	10,539	10,049	10,000
Average Annual Return, Percent	6.17%	2.57%	3.60%
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Account Value	$ 21,772	$ 21,772	$ 21,772	18,906	15,933	21,636	21,040	15,628	12,163	13,411	10,978	9,862	10,000
Average Annual Return, Percent	15.15%	6.86%	8.09%
Custom Invesco Select Risk Moderate Investor Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Invesco Select Risk: Moderate Investor Index
Account Value	$ 18,894	$ 18,894	$ 18,894	16,902	14,557	17,169	15,567	13,783	11,575	12,172	10,567	9,921	10,000
Average Annual Return, Percent	11.78%	6.51%	6.57%
Custom Invesco Active Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Invesco Active Allocation Index
Account Value	$ 21,472	$ 21,472	$ 21,472	18,732	15,722	18,884	16,511	14,386	11,714	12,617	10,557	9,846	10,000
Average Annual Return, Percent	14.63%	8.34%	7.94%
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Index
Account Value	$ 25,070	$ 25,070	$ 25,070	21,735	18,541	22,424	18,292	15,621	11,966	13,158	11,102	9,756	10,000
Average Annual Return, Percent	15.34%	9.92%	9.63%
Custom Invesco Income Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Invesco Income Allocation Index
Account Value	$ 16,494	$ 16,494	$ 16,494	15,348	13,731	16,082	14,804	13,372	11,503	11,719	10,731	10,088	10,000
Average Annual Return, Percent	7.46%	4.29%	5.13%
Bloomberg US Mortgage Backed Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Mortgage Backed Securities Index
Account Value	$ 10,946	$ 10,946	$ 10,946	10,817	10,297	11,676	11,799	11,359	10,681	10,576	10,321	10,151	10,000
Average Annual Return, Percent	1.20%	(0.74%)	0.91%
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Account Value	$ 21,223	$ 21,223	$ 21,223	$ 19,028	$ 16,273	$ 20,453	$ 17,813	$ 14,849	$ 11,830	$ 13,294	$ 11,595	$ 9,559	$ 10,000
Average Annual Return, Percent	11.54%	7.40%	7.82%